Portfolio of Investments
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 1.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2016-20L Class 1
12/01/2036	2.810%	4,529,443	4,853,455
Series 2017-20E Class 1
05/01/2037	2.880%	406,975	435,896
Series 2017-20F Class 1
06/01/2037	2.810%	3,305,636	3,540,732
Series 2017-20G Class 1
07/01/2037	2.980%	2,872,857	3,082,257
Series 2017-20H Class 1
08/01/2037	2.750%	2,504,128	2,666,896
Series 2017-20I Class 1
09/01/2037	2.590%	4,309,246	4,647,188
Total Asset-Backed Securities — Agency (Cost $17,928,285)			19,226,424

Corporate Bonds & Notes 55.0%

Aerospace & Defense 1.9%
BAE Systems PLC(a)
04/15/2030	3.400%	3,300,000	3,698,134
Boeing Co. (The)
08/01/2059	3.950%	8,865,000	8,036,181
General Dynamics Corp.
04/01/2050	4.250%	545,000	709,784
Northrop Grumman Corp.
06/01/2043	4.750%	735,000	955,503
10/15/2047	4.030%	5,805,000	7,100,523
Raytheon Technologies Corp.
07/01/2050	3.125%	3,615,000	3,839,435
United Technologies Corp.
06/01/2042	4.500%	6,500,000	8,187,978
Total			32,527,538
Automotive 0.1%
General Motors Co.
04/01/2048	5.400%	2,230,000	2,465,931
Banking 5.4%
Bank of America Corp.(b)
06/19/2041	2.676%	15,480,000	15,767,359
Capital One Financial Corp.
01/31/2028	3.800%	7,000,000	7,812,550
Citigroup, Inc.(b)
06/03/2031	2.572%	13,375,000	14,046,128
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(b)
04/23/2039	4.411%	2,175,000	2,628,976
Goldman Sachs Group, Inc. (The)
07/08/2044	4.800%	6,790,000	8,884,103
JPMorgan Chase & Co.(b)
10/15/2030	2.739%	2,830,000	3,048,499
01/23/2049	3.897%	11,370,000	13,682,944
Morgan Stanley(b)
01/22/2031	2.699%	10,260,000	10,960,386
Wells Fargo & Co.(b)
04/30/2041	3.068%	16,310,000	17,004,648
Total			93,835,593
Cable and Satellite 2.2%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	2,470,000	2,928,349
03/01/2050	4.800%	12,510,000	14,156,248
Comcast Corp.
01/15/2051	2.800%	5,905,000	5,953,275
11/01/2052	4.049%	7,021,000	8,623,629
NBCUniversal Media LLC
01/15/2043	4.450%	5,095,000	6,430,275
Total			38,091,776
Chemicals 0.5%
Dow Chemical Co. (The)
05/15/2049	4.800%	3,211,000	3,829,728
DowDuPont, Inc.
11/15/2048	5.419%	1,295,000	1,729,552
LYB International Finance III LLC
05/01/2050	4.200%	2,270,000	2,529,355
Total			8,088,635
Consumer Cyclical Services 0.2%
Amazon.com, Inc.
06/03/2050	2.500%	3,650,000	3,725,762
Diversified Manufacturing 0.5%
3M Co.
08/26/2049	3.250%	1,600,000	1,792,487
Carrier Global Corp.(a)
04/05/2040	3.377%	5,790,000	6,063,420
Honeywell International, Inc.
06/01/2050	2.800%	1,555,000	1,667,217
Total			9,523,124
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 9.1%
AEP Texas, Inc.
01/15/2050	3.450%	12,175,000	13,330,968
Berkshire Hathaway Energy Co.(a)
10/15/2050	4.250%	940,000	1,181,220
CenterPoint Energy, Inc.
09/01/2049	3.700%	3,485,000	3,859,092
CMS Energy Corp.
02/15/2027	2.950%	6,374,000	6,798,365
03/31/2043	4.700%	1,932,000	2,386,574
03/01/2044	4.875%	2,790,000	3,663,840
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	4,315,000	5,034,726
04/01/2050	3.950%	1,095,000	1,326,230
Dominion Energy, Inc.
03/15/2049	4.600%	1,900,000	2,521,377
DTE Energy Co.
06/15/2029	3.400%	16,506,000	18,399,455
Duke Energy Corp.
09/01/2046	3.750%	15,062,000	17,159,091
Duke Energy Indiana LLC
10/01/2049	3.250%	464,000	512,603
04/01/2050	2.750%	3,725,000	3,803,352
Emera U.S. Finance LP
06/15/2046	4.750%	4,435,000	5,353,501
Eversource Energy
01/15/2028	3.300%	3,225,000	3,607,382
08/15/2030	1.650%	1,219,000	1,211,309
FirstEnergy Corp.
07/15/2027	3.900%	1,535,000	1,682,975
03/01/2030	2.650%	2,250,000	2,284,206
09/01/2030	2.250%	818,000	801,544
07/15/2047	4.850%	1,250,000	1,502,859
Georgia Power Co.
03/15/2042	4.300%	15,160,000	18,076,195
Oncor Electric Delivery Co. LLC
09/15/2049	3.100%	1,740,000	1,909,963
05/15/2050	3.700%	1,400,000	1,682,452
Pacific Gas and Electric Co.
08/01/2050	3.500%	4,025,000	3,624,527
PacifiCorp
03/15/2051	3.300%	6,615,000	7,403,750
Pennsylvania Electric Co.(a)
06/01/2029	3.600%	1,195,000	1,345,339
PPL Capital Funding, Inc.
04/15/2030	4.125%	5,475,000	6,460,059
San Diego Gas & Electric Co.
04/15/2050	3.320%	1,720,000	1,873,214
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Edison Co.
03/01/2048	4.125%	2,200,000	2,398,392
02/01/2050	3.650%	225,000	232,597
1st Refunding Mortgage
03/15/2043	3.900%	1,252,000	1,314,995
Southern Co. (The)
07/01/2046	4.400%	1,665,000	1,964,179
Xcel Energy, Inc.
06/01/2030	3.400%	1,965,000	2,255,131
09/15/2041	4.800%	2,664,000	3,303,032
12/01/2049	3.500%	7,250,000	8,074,857
Total			158,339,351
Finance Companies 1.3%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	21,180,000	22,341,421
Food and Beverage 4.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	26,529,000	32,667,580
Bacardi Ltd.(a)
05/15/2038	5.150%	9,246,000	11,327,207
Conagra Brands, Inc.
11/01/2038	5.300%	4,065,000	5,251,020
11/01/2048	5.400%	1,230,000	1,668,464
Diageo Capital PLC
04/29/2032	2.125%	3,430,000	3,580,796
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	10,251,000	10,518,241
Mars, Inc.(a)
04/01/2059	4.200%	4,300,000	5,490,331
Molson Coors Brewing Co.
07/15/2046	4.200%	1,122,000	1,183,246
PepsiCo, Inc.
10/06/2046	3.450%	1,410,000	1,632,478
03/19/2060	3.875%	5,085,000	6,443,581
Tyson Foods, Inc.
06/02/2047	4.550%	1,410,000	1,780,125
Total			81,543,069
Health Care 1.9%
Abbott Laboratories
11/30/2046	4.900%	1,860,000	2,630,907
Becton Dickinson and Co.
05/20/2050	3.794%	5,100,000	5,695,539
Cigna Corp.
03/15/2040	3.200%	5,630,000	5,938,851
12/15/2048	4.900%	1,180,000	1,531,653

2	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2048	5.050%	11,106,000	14,157,834
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	3,425,000	3,956,349
Total			33,911,133
Healthcare Insurance 1.5%
Aetna, Inc.
08/15/2047	3.875%	2,865,000	3,196,944
Anthem, Inc.
08/15/2044	4.650%	2,795,000	3,508,075
Centene Corp.
12/15/2029	4.625%	2,197,000	2,367,987
02/15/2030	3.375%	1,264,000	1,309,199
UnitedHealth Group, Inc.
08/15/2039	3.500%	8,552,000	9,826,760
05/15/2040	2.750%	5,255,000	5,518,863
Total			25,727,828
Independent Energy 0.4%
Canadian Natural Resources Ltd.
02/15/2037	6.500%	1,865,000	2,272,341
ConocoPhillips Co.
11/15/2044	4.300%	2,890,000	3,476,017
Noble Energy, Inc.
11/15/2043	5.250%	1,090,000	1,432,472
Total			7,180,830
Integrated Energy 0.6%
Cenovus Energy, Inc.
06/15/2047	5.400%	3,110,000	2,629,229
Shell International Finance BV
11/07/2049	3.125%	5,280,000	5,457,325
Suncor Energy, Inc.
11/15/2047	4.000%	1,575,000	1,609,828
Total Capital International SA
06/29/2060	3.386%	1,315,000	1,386,339
Total			11,082,721
Life Insurance 2.5%
American International Group, Inc.
07/16/2044	4.500%	2,570,000	3,003,915
Brighthouse Financial, Inc.
06/22/2047	4.700%	552,000	533,083
Guardian Life Insurance Co. of America (The)(a)
Subordinated
06/19/2064	4.875%	4,935,000	6,600,556
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	6,345,000	6,545,824
04/01/2077	4.900%	50,000	64,155
MetLife, Inc.
03/01/2045	4.050%	1,100,000	1,344,821
Northwestern Mutual Life Insurance Co. (The)(a)
09/30/2059	3.625%	7,603,000	8,363,981
Prudential Financial, Inc.
03/13/2051	3.700%	2,725,000	2,995,932
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2047	4.270%	4,346,000	5,133,441
05/15/2050	3.300%	3,435,000	3,551,540
Voya Financial, Inc.
06/15/2046	4.800%	4,225,000	5,129,735
Total			43,266,983
Media and Entertainment 1.1%
Discovery Communications LLC
05/15/2049	5.300%	5,212,000	6,335,613
Fox Corp.
01/25/2049	5.576%	840,000	1,161,761
ViacomCBS, Inc.
01/15/2031	4.950%	2,340,000	2,807,826
Walt Disney Co. (The)
09/15/2044	4.750%	4,000,000	5,072,810
05/13/2060	3.800%	3,485,000	4,025,978
Total			19,403,988
Midstream 3.1%
Energy Transfer Operating LP
05/15/2050	5.000%	5,150,000	4,756,383
Enterprise Products Operating LLC
01/31/2060	3.950%	4,795,000	4,765,360
Kinder Morgan, Inc.
02/15/2046	5.050%	11,960,000	13,502,550
MPLX LP
04/15/2048	4.700%	7,745,000	7,840,913
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	11,620,000	10,334,170
Western Gas Partners LP
08/15/2048	5.500%	4,865,000	4,009,133
Williams Companies, Inc. (The)
09/15/2045	5.100%	7,525,000	8,451,727
Total			53,660,236

Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 1.3%
NiSource, Inc.
05/01/2030	3.600%	2,255,000	2,570,320
02/15/2043	5.250%	1,575,000	2,077,123
02/15/2044	4.800%	3,351,000	4,243,441
05/15/2047	4.375%	8,234,000	10,169,392
Sempra Energy
02/01/2048	4.000%	3,650,000	4,124,569
Total			23,184,845
Oil Field Services 0.1%
Halliburton Co.
11/15/2045	5.000%	1,945,000	1,985,747
Pharmaceuticals 3.4%
AbbVie, Inc.(a)
06/15/2044	4.850%	3,290,000	4,062,708
11/21/2049	4.250%	10,975,000	12,981,342
Amgen, Inc.
02/21/2050	3.375%	9,845,000	10,625,256
Bristol-Myers Squibb Co.
02/20/2048	4.550%	1,082,000	1,454,455
10/26/2049	4.250%	4,382,000	5,772,947
Gilead Sciences, Inc.
10/01/2040	2.600%	6,300,000	6,260,534
Johnson & Johnson
12/05/2033	4.375%	10,574,000	13,969,643
Pfizer, Inc.
05/28/2050	2.700%	3,800,000	3,963,123
Total			59,090,008
Property & Casualty 0.2%
Liberty Mutual Group, Inc.(a)
10/15/2050	3.951%	3,880,000	4,330,183
Railroads 1.1%
CSX Corp.
11/01/2066	4.250%	6,013,000	7,451,392
Norfolk Southern Corp.
08/15/2052	4.050%	3,670,000	4,504,606
Union Pacific Corp.
08/15/2059	3.950%	5,130,000	6,161,072
03/20/2060	3.839%	940,000	1,094,231
02/05/2070	3.750%	730,000	825,491
Total			20,036,792
Restaurants 0.4%
McDonald’s Corp.
09/01/2049	3.625%	6,260,000	7,008,751
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Retailers 1.4%
Home Depot, Inc. (The)
12/06/2048	4.500%	4,370,000	5,844,246
Lowe’s Companies, Inc.
05/03/2047	4.050%	6,050,000	7,199,612
Target Corp.
04/15/2046	3.625%	4,000,000	5,022,554
Walmart, Inc.
12/15/2047	3.625%	4,270,000	5,225,466
09/24/2049	2.950%	1,810,000	2,020,239
Total			25,312,117
Supermarkets 0.2%
Kroger Co. (The)
04/15/2042	5.000%	1,064,000	1,345,700
02/01/2047	4.450%	1,105,000	1,361,597
Total			2,707,297
Technology 4.6%
Apple, Inc.
02/09/2045	3.450%	4,925,000	5,820,020
09/11/2049	2.950%	4,260,000	4,661,022
Broadcom, Inc.
11/15/2030	4.150%	10,640,000	11,935,866
Corning, Inc.
11/15/2079	5.450%	1,130,000	1,475,160
Intel Corp.
05/11/2047	4.100%	6,690,000	8,408,074
International Business Machines Corp.
05/15/2050	2.950%	9,240,000	9,513,953
Microsoft Corp.
08/08/2046	3.700%	11,545,000	14,542,587
NXP BV/Funding LLC/USA, Inc.(a)
05/01/2030	3.400%	1,255,000	1,373,493
Oracle Corp.
07/08/2034	4.300%	3,110,000	3,919,001
07/15/2046	4.000%	2,500,000	2,950,651
04/01/2050	3.600%	9,405,000	10,527,072
QUALCOMM, Inc.
05/20/2047	4.300%	1,475,000	1,893,607
05/20/2050	3.250%	2,460,000	2,736,210
Total			79,756,716
Tobacco 0.2%
BAT Capital Corp.
08/15/2047	4.540%	3,270,000	3,494,784

4	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.6%
ERAC U.S.A. Finance LLC(a)
11/01/2046	4.200%	2,471,000	2,838,914
FedEx Corp.
11/15/2045	4.750%	3,390,000	4,192,662
04/01/2046	4.550%	220,000	265,808
United Parcel Service, Inc.
09/01/2049	3.400%	2,540,000	2,914,816
Total			10,212,200
Wireless 1.5%
American Tower Corp.
08/15/2029	3.800%	5,695,000	6,522,446
Rogers Communications, Inc.
11/15/2049	3.700%	5,755,000	6,436,742
T-Mobile USA, Inc.(a)
04/15/2030	3.875%	2,395,000	2,719,165
04/15/2040	4.375%	5,620,000	6,583,740
Vodafone Group PLC
09/17/2050	4.250%	3,850,000	4,463,428
Total			26,725,521
Wirelines 3.0%
AT&T, Inc.
12/15/2042	4.300%	15,230,000	17,160,335
06/15/2045	4.350%	3,683,000	4,144,586
AT&T, Inc.(a)
09/15/2055	3.550%	12,650,000	12,247,848
Telefonica Emisiones SAU
03/06/2048	4.895%	3,970,000	4,560,842
Verizon Communications, Inc.
08/21/2046	4.862%	10,905,000	14,901,097
Total			53,014,708
Total Corporate Bonds & Notes (Cost $877,832,501)			961,575,588

Foreign Government Obligations(c) 0.7%

Mexico 0.7%
Mexico Government International Bond
01/15/2047	4.350%	11,300,000	11,751,539
Total Foreign Government Obligations (Cost $10,733,814)			11,751,539

U.S. Treasury Obligations 41.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	6,400,000	7,181,000
05/15/2028	2.875%	5,000,000	5,885,156
05/15/2029	2.375%	3,500,000	4,029,375
02/15/2031	5.375%	4,000,000	5,892,500
02/15/2036	4.500%	30,000,000	45,440,625
05/15/2038	4.500%	30,000,000	46,903,125
02/15/2039	3.500%	49,000,000	68,837,344
08/15/2040	3.875%	10,000,000	14,823,437
02/15/2041	4.750%	8,000,000	13,216,250
05/15/2041	4.375%	25,383,000	40,232,055
05/15/2043	2.875%	17,600,000	23,012,000
08/15/2044	3.125%	16,500,000	22,494,141
11/15/2044	3.000%	10,000,000	13,385,938
11/15/2045	3.000%	12,000,000	16,153,125
11/15/2046	2.875%	8,000,000	10,595,000
11/15/2047	2.750%	20,750,000	27,020,391
02/15/2048	3.000%	101,200,000	137,805,937
08/15/2049	2.250%	2,235,000	2,664,539
02/15/2050	2.000%	2,900,000	3,288,328
U.S. Treasury(d)
05/15/2047	3.000%	122,157,900	165,810,262
U.S. Treasury(e)
STRIPS
02/15/2040	0.000%	38,410,800	30,604,105
11/15/2041	0.000%	13,661,000	10,389,831
05/15/2043	0.000%	19,069,000	13,936,012
Total U.S. Treasury Obligations (Cost $550,064,448)			729,600,476

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(f),(g)	10,481,763	10,480,714
Total Money Market Funds (Cost $10,480,661)		10,480,714
Total Investments in Securities (Cost: $1,467,039,709)		1,732,634,741
Other Assets & Liabilities, Net		14,352,563
Net Assets		1,746,987,304

At September 30, 2020, securities and/or cash totaling $1,187,619 were pledged as collateral.
Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Long Government/Credit Bond Fund, September 30, 2020 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	421	12/2020	USD	74,214,406	—	(146,815)
U.S. Ultra Bond 10-Year Note	1	12/2020	USD	159,922	441	—
Total					441	(146,815)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(379)	12/2020	USD	(52,882,344)	—	(34,372)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2020, the total value of these securities amounted to $106,502,541, which represents 6.10% of total net assets.
(b)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2020.
(c)	Principal and interest may not be guaranteed by a governmental entity.
(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(g)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	61,434,341	310,071,331	(361,025,011)	53	10,480,714	11,837	375,521	10,481,763
Abbreviation Legend
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Columbia Variable Portfolio – Long Government/Credit Bond Fund | Quarterly Report 2020